NET LOSS/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET LOSS/INCOME PER SHARE
Schedule of computation of basic and diluted net income (loss) per share

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted loss per share from continuing operations	(7,674)	(42,625)	(63,816)
Numerator for basic and diluted (loss) income per share from discontinued operations	(55,037)	45,627	(33,252)
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	44,372,326	46,654,853	49,458,266
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	44,372,326	46,654,853	49,458,266

Basic and Diluted loss per share from continuing operations	(0.17)	(0.91)	(1.29)
Basic and Diluted (loss) income per share from discontinued operations	(1.24)	0.98	(0.67)